Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement
3.	FAIR VALUE MEASUREMENT
Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2021 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2021
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Time deposits	—	892,598	—	892,598	140,068
Short-term investments
Term deposits	—	10,484,066	—	10,484,066	1,645,179
Adjustable-rate financial products	—	6,007,859	—	6,007,859	942,764
Equity investments with readily determinable fair value	4,342	—	—	4,342	681
Restricted cash	—	95,055	—	95,055	14,916

	4,342	17,479,578	—	17,483,920	2,743,608

	Fair Value Measurement at December 31, 2020 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	268,634	—	268,634
Short-term investments
Term deposits	—	7,286,100	—	7,286,100
Adjustable-rate financial products	—	5,592,076	—	5,592,076
Restricted cash	—	17,926	—	17,926

	—	13,164,736	—	13,164,736

Other financial instruments
The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
Financial assets, including accounts receivable, amounts due from related parties, prepaid expenses and other current assets excluding prepayments and staff advances, and other non-current
assets excluding operating lease
right-of-use
assets, are not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity. Financial liabilities, including accrued expense and other payables, and amounts due to related parties, are also not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity.
Assets and liabilities measured at fair value on a
non-recurring
basis
The
Company
measures certain assets, including long-term investments, goodwill and intangible assets, at fair value on a non-recurring
basis when they are deemed to be impaired (Level 3). The fair values of these assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.